Details of Significant Accounts - Share-based payment, schedule of expenses incurred on share-based payment transactions (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Details of Significant Accounts [Abstract]
Equity settled	$ 287	$ 900